[Letterhead of Helios Total Return Fund, Inc.]

September 5, 2012

VIA EDGAR

Brion R. Thompson, Esq.

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Helios Total Return Fund, Inc.
File Nos.: 333-183026 and 811-05820

Dear Mr. Thompson:

In connection with your review of the Registration Statement on Form N-2 (the “Registration Statement”) of the Helios Total Return Fund, Inc. (the “Fund”) which was filed with the Securities and Exchange Commission (the “Commission”) on August 2, 2012 (SEC Accession No. 0001193125-12-332050), the Fund acknowledges that:

1. In connection with the comments made by the Commission staff, the staff has not passed on the accuracy or adequacy of the disclosure made herein, and the Fund and its management are solely responsible for the content of such disclosure;

2. The staff’s comments, and changes in disclosure in response to the staff’s comments, do not foreclose the Commission or other regulatory body from the opportunity to seek enforcement or take other action with respect to the disclosure made herein; and

3. The Fund represents their neither it nor its management will assert the staff’s comments or changes in disclosure in response to the staff’s comments as a defense in any action or proceeding by the Commission or any person.

Sincerely,

/s/ Jonathan C. Tyras

Jonathan C. Tyras

Secretary